Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
23. Discontinued Operations

On October 4, 2021, the Company entered into agreements to sell its general partner interest in Teekay LNG Partners (now known as Seapeak), all of its common units in Teekay LNG Partners and certain subsidiaries which collectively contain the shore-based management operations of the Teekay Gas Business. These transactions closed on January 13, 2022 and resulted in Teekay deconsolidating the Teekay Gas Business for accounting purposes on January 13, 2022. Upon closing of the transactions, the Company received gross proceeds of $641 million, at which date the Teekay Gas Business had a cash, cash equivalents and restricted cash balance of $178.0 million.

Upon closing, the Company recognized both the net cash proceeds it received from Stonepeak and derecognized the carrying value of both the Teekay Gas Business' net assets and the non-controlling interest in the Teekay Gas Business, with the difference between the amounts recognized and derecognized being the loss on deconsolidation of $58.7 million, which is included in loss from discontinued operations in the consolidated statements of income (loss) for the year ended December 31, 2022.

Immediately prior to the sale of the Teekay Gas Business, the Company had unrecognized gains of $84.8 million on the sales of vessels in prior years from its wholly-owned subsidiaries to its non-wholly-owned subsidiary, Teekay LNG Partners (or Deferred Dropdown Gains). On sale of the Teekay Gas Business, the Deferred Dropdown Gains that were previously unrecognized due to their being eliminated upon consolidation of Teekay LNG Partners, were recognized by the Company through a transfer of income from non-controlling interests in Teekay LNG Partners to the Company. This transfer increased the carrying value of the Company’s interest in Teekay LNG Partners at the sale date and thus, increased the loss on deconsolidation of the Teekay Gas Business by $84.8 million (included in net (loss) income attributable to non-controlling interests, discontinued operations on the consolidated statements of income). As a result, net income attributable to shareholders of the Company on sale of the Teekay Gas Business was a net gain of $26.2 million, consisting of the recognition of the $84.8 million of Deferred Dropdown Gains (included in net (loss) income attributable to non-controlling interests, discontinued operations on the consolidated statements of income) less the loss on deconsolidation of $58.7 million.

All revenues and expenses of the Teekay Gas Business prior to the sale and for the periods covered by the consolidated statements of income (loss) in these consolidated financial statements have been aggregated and separately presented as a single component of net income (loss) called "income from discontinued operations". Revenues and expenses of the Teekay Gas Business have been determined as follows:

•Revenues and expenses of the Teekay Gas Business consist of all direct revenue and expenses that are clearly identifiable as solely for the benefit of the Teekay Gas Business and will not be recognized on an ongoing basis by the Company following completion of the sale of the Teekay Gas Business. As such, costs previously incurred by the Company for the benefit of both the Teekay Gas Business and the continuing operations of the Company (or Shared Costs) remain in the Company’s continuing operations, including the Teekay Gas Business’s proportionate share of such costs. The Company’s Shared Costs primarily relate to costs incurred to provide certain corporate services and ship management services for the benefit of both the Teekay Gas Business and the continuing operations of the Company. In preparation for the sale of the Teekay Gas Business, the Company completed an internal reorganization of the shore-based management operations for Seapeak and certain of Seapeak's joint ventures. Certain of the Company's subsidiaries were then transferred to Seapeak as part of the sale of the Teekay Gas Business. A substantial majority of the Company’s corporate Shared Costs are reflected in general and administrative expenses. As a result of the Company’s historical practice of using a shared service operation for its different businesses and the allocation method explained above for such costs, general and administrative expenses presented within continuing operations and general and administrative expenses presented within discontinued operations will not represent what these costs would have been had the Company operated the Teekay Gas Business on a standalone basis and will not represent an existing cost run-rate, as adjusted for the completion of this transaction.

•Interest expense of the Teekay Gas Business consists of interest expense and amortization of discounts, premiums, and debt issuance costs related to long-term debt and obligations related to finance leases of Seapeak that will be assumed by the acquiror thereof as well as Teekay Parent’s revolving credit facility that was required to be terminated as a result of the proposed sale of the Teekay Gas Business.

The consolidated balance sheet as at December 31, 2021 reflects the aggregation and separate presentation of all current assets, non-current assets, current liabilities and non-current liabilities of the Teekay Gas Business. The assets and liabilities of the Teekay Gas Business and the Company’s continuing operations exclude any intercorporate amounts owing in order to reflect the discontinuance of services between the Company and the Teekay Gas Business following a transition period.
The following table contains the major components of income (loss) from discontinued operations of the Teekay Gas Business for the periods presented:

	Year Ended December 31,
	2022 (1) $	2021 $	2020 $
Revenues	25,083	680,589	669,417
Voyage expenses	(853)	(28,190)	(17,394)
Vessel operating expenses	(5,937)	(200,917)	(188,251)
Time-charter hire expenses	(845)	(23,487)	(23,564)
Depreciation and amortization	—	(130,810)	(129,752)
General and administrative expenses	(781)	(24,196)	(15,075)
(Write-down) and gain on sale of vessels	—	—	(51,000)
Restructuring charges	—	(3,223)	—
Income from vessel operations	16,667	269,766	244,381
Interest expense	(4,287)	(122,561)	(136,572)
Interest income	188	5,945	6,903
Realized and unrealized gains (losses) on non-designated derivative instruments	3,675	8,524	(33,334)
Equity income	17,881	115,399	72,233
Foreign exchange gain (loss)	4,286	7,344	(18,373)
Other income (loss)	9	(3,566)	(16,523)
Loss on deconsolidation of the Teekay Gas Business (2)	(58,684)	—	—
Income from discontinued operations before income taxes	(20,265)	280,851	118,715
Income tax expense	(11)	(6,756)	(3,429)
Income from discontinued operations	(20,276)	274,095	115,286
(1)On January 13, 2022, the Company deconsolidated the Teekay Gas Business. Figures represent the Teekay Gas Business's results for the period from January 1, 2022 to January 13, 2022.
(2)Net income attributable to shareholders of the Company on sale of the Teekay Gas Business was a net gain of $26.2 million, consisting of the recognition of the $84.8 million of Deferred Dropdown Gains (included in net income (loss) attributable to non-controlling interests, discontinued operations) less the loss on deconsolidation of $58.7 million.
As at December 31, 2021, the major classes of the Teekay Gas Business’s assets and liabilities that are components of current assets – discontinued operations, non-current assets – discontinued operations, current liabilities – discontinued operations and non-current liabilities – discontinued operations, were as follows:

2021 $
ASSETS
Cash and cash equivalents	101,190
Other assets	264,537
Vessels and equipment	2,831,530
Net investment in direct financing and sales-type leases, net	480,508
Investment in and loans, net to equity-accounted investments	1,126,674
Current assets – discontinued operations	4,804,439
Total assets – discontinued operations	4,804,439

LIABILITIES
Current portion of long-term debt	1,379,642
Current obligations related to finance leases	1,268,990
Other current liabilities	228,997
Current liabilities – discontinued operations	2,877,629
Total liabilities – discontinued operations	2,877,629
A condensed summary of the financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of joint ventures), included in discontinued operations, are as follows:

2021 $
Cash and restricted cash	460,342
Other assets – current	208,029
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,825,562
Net investment in direct financing leases	5,103,376
Other assets – non-current	255,270
Current portion of long-term debt and obligations related to finance leases	611,180
Other liabilities – current	250,753
Long-term debt and obligations related to finance leases	4,551,612
Other liabilities – non-current	220,454

	2021 $	2020 $
Revenues	990,703	1,008,112
Income from vessel operations	572,985	584,685
Realized and unrealized (loss) gain on non-designated derivative instruments	26,743	(94,760)
Net income	342,068	152,144